Offerings - Offering: 1	Aug. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value
Amount Registered | shares	2,500,000
Maximum Aggregate Offering Price	$ 39,368,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,436.82
Offering Note	Note 1(a): Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 also includes additional ordinary shares in respect of the securities identified in the above table that may become issuable through the Plan by reason of any stock dividend, stock split, recapitalization or similar adjustments. Note 1(b): Estimated for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of Capri Holdings Limited's ordinary shares reported on the New York Stock Exchange on July 29, 2026, which was $15.7475 per share.